Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)		Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)		May 29, 2024 HKD ($)	May 29, 2024 USD ($)
Intangible Assets, Net (Details) [Line Items]
Intangible Assets	$ 16,300,933			$ 16,300,933			$ 2,094,347
Amortization	2,497,004		$ 320,816	1,481,738		$ 112,049
Trademarks [Member]
Intangible Assets, Net (Details) [Line Items]
Intangible Assets									$ 15,023,180
Trademarks [Member]
Intangible Assets, Net (Details) [Line Items]
Intangible Assets	$ 15,023,180	[1]		$ 15,023,180	[1]		$ 1,930,181	[1]		$ 1,930,181

[1]	On May 29, 2024, the Company entered into assets purchase agreement with a company controlled by Ms. Siu, Neo-Concept (Holdings) Company Limited, to purchase the trademark at a consideration of HKD15,023,180 (US$1,930,181). The trademarks are brand names which filed in Hong Kong, the Mainland China, the European Union, the US, Qatar and the United Arab Emirates.